Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 25, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Amount	$ 32	$ 237	$ 230	$ 436
Payment One FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date		Jul. 26, 2017
Payment Date		Aug. 01, 2017
Amount		$ 65
Payment Two FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date		Apr. 26, 2017
Payment Date		Apr. 27, 2017
Amount		$ 86
Payment Three FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date		Mar. 22, 2017
Payment Date		Mar. 24, 2017
Amount		$ 86
Payment One FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Oct. 26, 2016
Payment Date		Oct. 27, 2016
Amount		$ 41
Payment Two FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Jul. 27, 2016
Payment Date		Aug. 11, 2016
Amount		$ 68
Payment Three FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Apr. 27, 2016
Payment Date		May 11, 2016
Amount		$ 65
Payment Four FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date		Feb. 24, 2016
Payment Date		Feb. 25, 2016
Amount		$ 56